Allowance for Finance Receivable Losses - Changes in Allowance for Finance Receivable Losses by Type (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period				$ 686				$ 589	$ 686	$ 589	$ 180
Provision for finance receivable losses	$ 229	$ 242	$ 233	243	$ 256	$ 261	$ 218	194	947	929	711
Charge-offs									(1,047)	(872)	(356)
Recoveries									106	74	55
Other										(34)	(1)
Balance at end of period	692				686				692	686	589
Personal Loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period				666				538	666	538	130
Provision for finance receivable losses									941	906	629
Charge-offs									(1,041)	(843)	(257)
Recoveries									102	65	37
Other										0	(1)
Balance at end of period	668				666				668	666	538
SCP Loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period				0				4	0	4	3
Provision for finance receivable losses									0	14	67
Charge-offs									0	(17)	(78)
Recoveries									0	3	12
Other										(4)	0
Balance at end of period	0				0				0	0	4
Real Estate Loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period				19				46	19	46	46
Provision for finance receivable losses									6	9	13
Charge-offs									(5)	(11)	(18)
Recoveries									3	5	5
Other										(30)	0
Balance at end of period	23				19				23	19	46
Retail Sales Finance
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period				$ 1				$ 1	1	1	1
Provision for finance receivable losses									0	0	2
Charge-offs									(1)	(1)	(3)
Recoveries									1	1	1
Other										0	0
Balance at end of period	$ 1				$ 1				$ 1	$ 1	$ 1